Income Taxes - Schedule of Income Tax Provision (Detail) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Federal
Current	$ 0	$ 391,198
Deferred	(96,461)	(265,998)
Change in valuation allowance	96,461	265,998
Income tax provisions	$ 0	$ 391,198